N-4	Jul. 25, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Jul. 25, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The LVIP Macquarie Wealth Builder Fund and the LVIP Western Asset Core Bond Fund will not be available in contracts issued on or after August 18, 2025.

The Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds) approved the name change of Invesco Oppenheimer V.I. International Growth Fund effective on or about August 22, 2025.

CURRENT FUND NAME	NEW FUND NAME

Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. International Growth Fund

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
CURRENT FUND NAME	NEW FUND NAME

Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. International Growth Fund

Invesco V.I. International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund